Rye Patch Acquisition - Summary of Replacement Warrants (Details)		12 Months Ended
	May 25, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate		1.50%	2.20%	1.20%
Annualized volatility		43.30%	47.40%	75.40%
Dividend rate		0.00%	0.00%	0.00%
Rye Patch | Warrants
Disclosure Of Business Combinations [Line Items]
Risk-free interest rate	1.90%
Dividend rate	0.00%
Rye Patch | Minimum | Warrants
Disclosure Of Business Combinations [Line Items]
Expected life of warrants	2 months 12 days
Annualized volatility	25.90%
Rye Patch | Maximum | Warrants
Disclosure Of Business Combinations [Line Items]
Expected life of warrants	3 years 2 months 12 days
Annualized volatility	45.70%